PACE Strategic Fixed Income Investments
PACE® Strategic Fixed Income Investments

PACE® Strategic Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective on or about November 28, 2013, the Prospectuses and SAI are hereby revised as follows:

The sections captioned (i) "PACE Strategic Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 13 of the Multi-Class Prospectus and page 15 of the Class P Prospectus, and (ii) "More information about the funds—PACE Strategic Fixed Income Investments" and sub-headed "Principal investments" beginning on page 72 of the Multi-Class Prospectus and page 71 of the Class P Prospectus are revised by replacing the first sentence of the first paragraph of each section with the following:

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to within +/- 50% of the effective duration of the fund's benchmark index, Barclays US Government/Credit Index, as calculated by the investment advisor, which as of June 30, 2013 was approximately 5.6 years.

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 13 of the Multi-Class Prospectus and page 15 of the Class P Prospectus is revised by adding the following after the third paragraph of that section:

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).